Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 20-2991357 003 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]
(1)	Description of the Plan

The following description of the Ethan Allen Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan sponsored and administered by Ethan Allen Global, Inc. and its subsidiaries (collectively the “Company,” the “Employer,” or the “Plan Sponsor”). The Plan was formed effective July 1, 1994 through the merger of the Retirement Program of Ethan Allen Inc. (the “Retirement Program”) into the Ethan Allen 401(k) Employee Savings Plan. On January 1, 1999, the name of the Plan was changed from The Ethan Allen Profit Sharing and 401(k) Retirement Plan to The Ethan Allen Retirement Savings Plan. The Plan was last amended for clarification of the forfeitures and automatic enrollment provisions, effective January 1, 2023. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and is a participant-directed defined contribution plan. The Plan was established for the purpose of providing retirement benefits for the U.S. employees of the Company.

The Plan is administered by the Ethan Allen Retirement Committee (the “Committee”), members of which are appointed by the Company’s Board of Directors. The Committee is responsible for the oversight of the Plan, determining appropriateness of the Plan’s investments and monitoring investment performance. Empower Trust Company, LLC (the “Trustee”) is the directed trustee of the Plan while Empower Retirement, LLC (the “Recordkeeper”), a wholly-owned subsidiary of Empower Annuity Insurance Company of America, serves as the recordkeeper to maintain the individual accounts of each of the Plan’s participants.

Eligibility

In general, all U.S. employees of the Company are eligible to participate in the Plan on the first day of employment. However, the following U.S. employees or classes of employees are not eligible to participate: (i) employees whose compensation and conditions of employment are subject to determination by collective bargaining, (ii) employees who are non-resident aliens with no U.S. source income (within the meaning of the Internal Revenue Code (“IRC”)) from the Company, (iii) independent contractors, (iv) employees of employment agencies and/or leased employees and (v) persons who are not classified as employees for tax purposes.

Contributions

Upon initially meeting the Plan’s eligibility requirements, each participant is automatically enrolled in the Plan with a 4% pre-tax deferral rate unless the participant elects a different rate. Employees have the right to not participate in the Plan and can decline automatic enrollment.

Participants may contribute from 1% to 100% of their compensation (as defined in the Plan), up to a maximum tax deferred contribution level of $23,500 in 2025 and participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions, up to a maximum of $7,500 extra in 2025, to the 401(k) portion of the Plan (as permitted by the IRC). Under a change made in Securing a Strong Retirement Act (“SECURE 2.0”), a higher catch-up contribution limit applies for participants aged 60, 61, 62 and 63. For 2025, this higher catch-up contribution limit was $11,250 (instead of $7,500). Participants may, in addition, contribute amounts in excess of their tax deferred contribution on an after-tax basis in the amount of 1% to 100% of their compensation. The participant’s tax-deferred contribution and after-tax contribution, in the aggregate, may not exceed 100% of their compensation.

The Company, at its discretion, may elect to match participants’ pre-tax and Roth contributions to the 401(k) portion of the Plan. Participants who are employed by the Company on the last scheduled workday of the Plan year (including participants who were on an authorized leave of absence or laid off during the Plan year) and participants who terminated employment during that year before the last working day because of death, retirement, or disability, or the Company’s closing of the location at which the participants worked, are entitled to receive the Employer matching contribution, if any. The actual contribution is made in the ensuing year. The Company elected to match 100% of the first $500 of pre-tax and Roth contributions and 50% of the next $1,600 of pre-tax and Roth contributions for the 2025 Plan year. As such, the maximum annual Company match, on a per participant basis, was $1,300. In addition, the Company used $159,174 of forfeited participant balances to reduce its 2025 matching contribution obligation funded in 2026. As a result, the net cash contribution made by the Company on a pre-tax basis totaled $1,740,000. The Company’s matching contribution followed the participants’ investment choices as of the date paid.

Employer contributions, if any, to the profit-sharing portion of the Plan on behalf of each participant are determined by the Company, although the maximum amount that can be contributed to a participant’s account in any year is the lesser of (i) $70,000 (or $77,500 including catch-up contributions, as permitted under section 415(d) of the IRC or $81,250 including catch-up contributions, for participants aged 60, 61, 62 and 63 under SECURE 2.0) or (ii) 100% of the participant’s compensation for that Plan year. Employer profit-sharing contributions are allocated to each participant based on each participant’s compensation (as defined in the Plan) to total compensation of all participants during the year. The Company did not pay a profit-sharing contribution for the 2025 Plan year.

Vesting

All elective contributions made by participants and earnings on those contributions are 100% vested at all times. All participants shall cliff vest 100% of Company matching contributions and Company profit-sharing contributions received after three years of service.

Participants forfeit the nonvested portion of their accounts in the Plan upon termination of employment with the Company and upon 100% withdrawal of their elective contributions. If a terminated participant does not withdraw 100% of their elective contributions, then the nonvested portion of their accounts will remain in the plan for a five-year period, after which it will be forfeited. Any remaining forfeited balances of terminated participants’ nonvested accounts may be used at the Company’s discretion to pay reasonable administrative expenses of the Plan or to reduce the Employer’s contribution for the Plan year. During the year ended December 31, 2025, the Company used $104,407 of forfeited balances to pay for Plan administrative expenses. The amounts of unallocated forfeitures as of December 31, 2025 and 2024 were $571,218 and $546,282, respectively.

Investment Options

Participants direct the investment of their contributions, Employer profit-sharing contributions and Employer matching cash contributions into various investment options offered by the Plan. The Plan currently offers a broad range of mutual funds, common collective trust funds, a self-directed brokerage account and a stable value fund, as investment options for participants.

Participants’ Accounts

A separate account is maintained for each participant. Net investment income is comprised of dividend income and net appreciation in fair value of investments and is allocated daily to each participant’s account on a proportional basis according to account balances so that each account bears its proportionate share of income or loss. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. The benefit to which a participant is entitled to is the benefit that can be provided from the Participant’s vested account.

Notes Receivable from Participants (Participant Loans)

Each participant may apply to the Recordkeeper for a loan against the 401(k) portion of that participant’s account. Participants may borrow from their account a minimum of $1,000 and up to the lesser of (a) $50,000 or (b) 50% of the 401(k) portion of such participant’s account at the time of such loan. The terms of these loans generally shall not exceed five years, but are permitted to extend to greater than five years under certain circumstances as defined in the Plan document. If a participant’s employment terminates for any reason and no payment is made by the end of the second quarter following the last payment date, the loan balances will be deemed distributed and become taxable income to the participant. Participants may continue to make loan repayments after termination of employment under procedures established by the Plan administrator.

Loans are processed by the Recordkeeper upon approval of the application. The Plan Sponsor has determined that loans shall bear interest at a reasonable rate and commensurate with local prevailing lending rates. Loan rates on outstanding loans as of December 31, 2025 ranged from 4.25% to 9.50% with maturities through 2035. Participant loans are classified as notes receivable from participants in the statements of net assets available for benefits and measured at their unpaid principal balance plus any accrued but unpaid interest. Related fees are deducted from loan proceeds.

Distributions and Withdrawals, including Payment of Benefits

Participants may elect to receive their benefits when they reach age 59½, or when they leave the Company. The Plan also provides death benefits to the designated beneficiary of eligible participants. An employee may withdraw any or all of their after-tax 401(k) contributions and participant rollover contributions at any time; early withdrawal of pre-tax and Company match 401(k) contributions may only be made by a participant upon attaining the age of 59½ or because of serious financial hardship, subject to limitations. Distributions are usually made in cash. If a participant’s account includes shares of Company stock, a participant can elect to receive a distribution in cash or stock. Unless a participant elects otherwise, in no event shall distributions commence later than sixty days after the close of the Plan year in which the latest of the following events occurs: the participant’s attainment of age 65; the 10th anniversary of the date on which the employee began participating in the plan; the participant’s termination date. Participants (active or otherwise) must commence required minimum distributions from the Plan beginning on April 1 of the calendar year following the later of the year in which employment terminates or the year in which the participant reaches the age of 73. If the value of the vested portion of the Participants account does not exceed $5,000 as of termination date, such vested portion shall be distributed to the Participant or rolled over to another qualified plan as soon as practicable after their termination date.

Benefits are recorded when paid.

Investment Management Fees and Operating Expenses

Investment management fees and operating expenses charged to the Plan for investments in the various funds are deducted from income earned on a daily basis and are reflected as a component of net appreciation in fair values of investments.

Administrative Expenses

In 2025, administrative expenses, other than (i) certain transaction fees borne by the participants and (ii) certain audit, legal and investment advisory fees borne by the Company, were paid by the Plan, in accordance with Plan provisions, and allocated to participant accounts based upon their account balances. Fees paid for recordkeeping and trust services amounted to $429,183 for the year ended December 31, 2025. The investment funds offered by the Plan have investment fees and expenses that are indirectly borne by the Plan and charged against the related funds’ net asset values.

Plan Termination

Although the Company has not expressed any intent to do so, it has the right under the Plan, to the extent permitted by law, to discontinue its contributions, and to terminate the Plan in accordance with the provisions of ERISA. If the Plan is terminated, each participant’s interest will be payable in full according to the Plan provisions. The Company also has the right under the Plan, to the extent permitted by law, to amend or replace it for any reason. In the event of Plan termination, participants would become 100% vested in their employer contributions.